Investment Objectives and Goals	Feb. 28, 2026
2x Bitcoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Bitcoin ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The 2x Bitcoin ETF (the “Fund” or “BITX”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

2x Ether ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Ether ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 2x Ether ETF (the “Fund” or “ETHU”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ether.
Solana ETF
Prospectus [Line Items]
Risk/Return [Heading]	Solana ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Solana ETF (the “Fund” or “SOLZ”) seeks long-term capital appreciation.
2x Solana ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Solana ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The 2x Solana ETF (the “Fund” or “SOLT”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SOL. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	XRP ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The XRP ETF (the “Fund” or “XRPI”) seeks long-term capital appreciation.
2x XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x XRP ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The 2x XRP ETF (the “Fund” or “XRPT”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of XRP. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Volatility Premium Plus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Volatility Premium Plus ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Volatility Premium Plus ETF (the “Fund” or “ZVOL”) seeks to provide total return.